Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Statements of Operations, Parent Company - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses
Salaries and Employee Benefits	$ 17,589,631	$ 17,507,926	$ 16,691,972
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	12,160,500	10,799,912	6,963,909
Income Tax Benefits	3,787,803	3,268,287	2,334,864
Net Income	8,372,697	7,531,625	4,629,045
Preferred Stock Dividends	2,375,010	2,688,604	1,508,761
Net Income Available to Common Stockholders	5,997,687	4,843,021	3,120,284
Parent Company [Member]
Income
Dividends from Subsidiary	10,015,147	12,015,572	1,515,549
Management Fees	581,334	581,334	581,334
Other	112,876	100,269	96,953
	10,709,357	12,697,175	2,193,836
Expenses
Interest	503,286	517,381	516,641
Amortization		938	2,250
Salaries and Employee Benefits	811,150	782,152	748,149
Other	666,872	538,847	543,139
	1,981,308	1,839,318	1,810,179
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	8,728,049	10,857,857	383,657
Income Tax Benefits	444,764	396,738	406,518
Income Before Equity in Undistributed Earnings of Subsidiary	9,172,813	11,254,595	790,175
Dividends Received in Excess of Earnings of Subsidiary	(800,116)	(3,722,970)
Equity in Undistributed Earnings of Subsidiary			3,838,870
Net Income	8,372,697	7,531,625	4,629,045
Preferred Stock Dividends	2,375,010	2,688,604	1,508,761
Net Income Available to Common Stockholders	$ 5,997,687	$ 4,843,021	$ 3,120,284